                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     September 30, 1998
                                               ------------------------

Check here if Amendment  [X]            Amendment Number :     1
                                                           ----------
   This Amendment (Check only one): [X]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28- 2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

          /s/ E.J. BIRD                                    Greenwich, CT                               November 12, 1999
          ----------------------------------------         ------------------------------            --------------------
                       (Signature)                                 (City, State)                            (Date)

Report Type (Check only one):

         [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

         [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     28

Form 13F Information Table Value Total:               $540,998
                                                    (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

        COLUMN 1                   COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------        --------------    --------  --------  ------------------  ----------  --------  --------------------
                                                             VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------        --------------    --------  --------  -------  ---  ----  ----------  --------  --------------------
American Bankers Ins. Group Inc.  Common        024456-10-5   4,113     96,768  SH  Puts    DEFINED               96,768

American Bankers Ins. Group Inc.  Common        024456-10-5  21,578    507,732  SH  Puts      SOLE               507,732

AMP Inc.                          Common        031897-10-1  19,499    545,427  SH          DEFINED              545,427

AMP Inc.                          Common        031897-10-1 102,348  2,862,873  SH            SOLE             2,862,873

American Online Inc.              Options       02364J-95-4     437        873  SH          DEFINED                  873

American Online Inc.              Options       02364J-95-4   2,290      4,572  SH            SOLE                 4,572

Avnet Inc.                        Common        053807-10-3     766     20,798  SH          DEFINED               20,798

Avnet Inc.                        Common        053807-10-3   4,020    109,202  SH            SOLE               109,202

Arrow Electronics Inc.            Common        042735-10-0     639     48,693  SH          DEFINED               48,693

Arrow Electronics Inc.            Common        042735-10-0   3,358    255,807  SH            SOLE               255,807

Citigroup Inc.                    Common        172967-10-1  12,306    132,416  SH          DEFINED              132,416

Citigroup Inc.                    Common        172967-10-1  64,572    694,784  SH            SOLE               694,784

Dow Chemical  Co.                 Common        260543-10-3  21,723    254,257  SH          DEFINED              254,257

Dow Chemical  Co.                 Common        260543-10-3 114,039  1,334,767  SH            SOLE             1,334,767

Electronic Data Systems Corp.     Common        285661-10-4   5,157    155,403  SH          DEFINED              155,403

Electronic Data Systems Corp.     Common        285661-10-4  27,071    815,697  SH            SOLE               815,697

Ethyl Corp.                       Common        297659-10-4     384     95,957  SH          DEFINED               95,957

Ethyl Corp.                       Common        297659-10-4   2,014    503,643  SH            SOLE               503,643

Lone Star Industries Inc.         Common        542290-11-9     909     15,208  SH          DEFINED               15,208

Lone Star Industries Inc.         Common        542290-11-9   4,767     79,792  SH            SOLE                79,792

MGM Grand Inc.                    Common        552953-10-1     223      9,669  SH          DEFINED                9,669

MGM Grand Inc.                    Common        552953-10-1   1,171     50,773  SH            SOLE                50,773

Phelps Dodge Corp.                Common        717265-10-2   1,140     21,834  SH          DEFINED               21,834

Phelps Dodge Corp.                Common        717265-10-2   5,984    114,666  SH            SOLE               114,666

Wells Fargo & Co                  Common        949740-10-4  19,291     54,340  SH          DEFINED               54,340

Wells Fargo & Co                  Common        949740-10-4 101,161    284,960  SH            SOLE               284,960

Yahoo Inc.                        Options       984332-95-6       6        160  SH  Puts    DEFINED                  160

Yahoo Inc.                        Options       984332-95-6      32        840  SH  Puts      SOLE                   840


(Confidential portion has been omitted and filed separately.)


COLUMN TOTALS                                               540,998